Investments	12 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
Investments [Text Block]

5. Investments

As at March 31, 2025 and 2024, the Company holds investments in both private and public companies.  The Company has elected to measure its investments in equity securities of private companies at fair value with changes through profit or loss.

	2025	2024

Marketable securities	$21,016	$5,356
Equity securities of private companies (Note 26)	429	576
Funds	2,691	1,042
	$24,136	$6,974

Marketable securities are level 1 fair value measurements as they are publicly traded equity securities, whereas the investments in private companies are level 3 fair value measurements. The funds are measured at their net asset value.

During the year ended March 31, 2025, the Company recognized $19,067 of unrealized gains on equity instruments held at March 31, 2025, of which $1,695 is related to its private company investments. During the year ended March 31, 2024, the Company recognized $3,743 of unrealized gains on equity instruments held at March 31, 2024, of which losses of $187 is related to its private company investments.